Cover	May 01, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 5, 2023, DarioHealth Corp. (the "Company") filed a Current Report on Form 8-K in connection with the closing of a private placement offering and the execution of a loan and security agreement (the "Prior 8-K"). This Current Report on Form 8-K/A (the "8-K/A") is being filed to clarify the reduced number of warrant shares to be issued to the lender as well as clarify the reduced number of shares potentially issuable to holders of the Company's Series A-1 Preferred Stock. No other changes were made to the Prior 8-K and this Form 8-K/A should be read in connection with the Prior 8-K. Accordingly, except as specifically noted above, this Form 8-K/A does not reflect events occurring after the filing of the Prior 8-K. Unless filed herewith, references to the exhibits in this Form 8-K/A are references to the exhibits filed with the Prior 8-K.
Document Period End Date	May 01, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-37704
Entity Registrant Name	DARIOHEALTH CORP.
Entity Central Index Key	0001533998
Entity Tax Identification Number	45-2973162
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	18 W. 18th St
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	972
Local Phone Number	4-770-4055
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	DRIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false